SHARE CAPITAL, WARRANTS AND OPTIONS	6 Months Ended
Jun. 30, 2022
SHARE CAPITAL, WARRANTS AND OPTIONS

7.	SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a)	Common shares issued and outstanding

2022

During the six months period ended June 30, 2022, the Company issued 2,665,404 common shares and received $379,563 in proceeds from the exercise of 2,665,404 warrants. During the six months period ended June 30, 2021, the Company issued 6,325,019 common shares and received $669,547 in proceeds from the exercise of 6,325,019 warrants.

On April 2, 2022, the Company entered into an agreement with Paradigm Capital Inc. (the “Agent”) to act as lead agent and sole bookrunner, on behalf of a syndicate, on a “best efforts” basis, for a private placement offering of subscription receipts of the Company (the “Subscription Receipts”) for gross proceeds of $5,000,000 (the “Offering”) at a price of $0.48 per Subscription Receipt (the “Issue Price”). On April 8, 2022, the Offering was upsized to total gross proceeds of up to $10,000,320.

Each Subscription Receipt shall be deemed to be automatically exercised, without payment of any additional consideration and without further action on the part of the holder thereof, into a share of the Company. on a one-for one basis, upon satisfaction of the Escrow Release Conditions (as defined below), subject to adjustment in certain events.

“Escrow Release Conditions” shall mean each of the following conditions, which conditions may be waived in whole or in part jointly by the Company and the Lead Agent:

i)	receipt of all required corporate, shareholder, regulatory and third-party approvals, if any, required in connection with the Offering and the RTO Transaction; See Note 14 – Subsequent Events;
ii)	the completion, satisfaction or waiver of all conditions precedent, undertakings, and other matters to be satisfied, completed and otherwise met or prior to the completion of the RTO Transaction (other than delivery of standard closing documentation) have been satisfied or waived in accordance with the definitive agreement relating to the RTO Transaction, to the satisfaction of the Agents acting reasonably (other than the release of the proceeds of the Offering (the “Escrowed Funds”);
iii)	written confirmation to the Agents from each of the Company and PNR that all conditions of the RTO Transaction have been satisfied or waived, other than release of the Escrowed Funds, and that the RTO Transaction shall be completed without undue delay upon release of the Escrowed Funds;
iv)	the common shares of the Company being conditionally approved for listing on the TSXV; and
v)	the Company and the Agents having delivered a joint notice and direction to the Escrow Agent, confirming that the conditions set forth in i) to iv) above have been met or waived.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

Pursuant to an Agency Agreement dated April 28, 2022, the Company announced that it had closed the Offering of 21,118,000 Subscription Receipts at a price of $0.48 per Subscription Receipt, including the partial exercise of the Agents’ option, for total gross proceeds of $10,136,640.

As at June 30, 2022, the Company has 133,870,031 common shares issued and outstanding, (June 30, 2021 - 124,449,332).

2021

During the year ended December 31, 2021, the Company issued 13,080,314 common shares on exercise of warrants and options and received $1,641,675 in proceeds from the exercise of 12,580,314 warrants and $112,000 from the exercise of 500,000 options. There were no warrants or options exercised during the year ended December 31, 2020.

As at December 31, 2021, the Company has 131,204,627 common shares issued and outstanding, (December 31, 2020 – 109,833,648).

On April 20, 2021 the Company closed a non-brokered private placement consisting of an aggregate of 8,290,665 units of the Company (the “Units”) at a price of $0.24 per unit, for aggregate gross proceeds of $1,989,760. Each unit consists of one common share in the capital of the Company and one half transferable common share purchase warrant (“Warrant”) of the Company. Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.

In connection with the private placement, the Company has paid eligible finders (the “Finders”): (i) cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $65,830, and (ii) a number of common share purchase warrants (the “Finder Warrants”) equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 274,289 Finder Warrants. Each Finder Warrant entitles the Finder to acquire one common share of the Company for a period of twenty-four (24) months following its issuance date, at an exercise price of $0.35.

The Company allocated a $464,493 fair value to the warrants issued in conjunction with the private placement and $30,735 to agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 1.5 years, expected dividend yield of 0%, a risk-free interest rate of 0.29% and an expected volatility of 132%.

b)	Preferred shares issued and outstanding

As at June 30, 2022 and June 30, 2021 there are 590,931 series 1 preferred shares outstanding.

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

c)	Warrants

A summary of common share purchase warrants activity during the six months period ended June 30, 2022 is as follows:

	June 30, 2022		December 31, 2021
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	16,082,825	0.15	25,715,742	0.11
Issued	-	-	4,419,620	0.35
Exercised	(2,665,404)	0.14	(12,580,314)	0.13
Cancelled / expired	-	-	(1,472,223)	0.25
Outstanding, end of year	13,417,421	0.16	16,082,825	0.15

At June 30, 2022, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
8,871,8171	August 13, 2022*	0.09	0.07
1,076,067 [1]	August 31, 2022*	0.09	0.00
3,469,537	April 16, 2023	0.35	0.08
13,417,421			0.15

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2021, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.

*	Subsequently, 9,186,012 of warrants were exercised and 61,885 expired

(d)	Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

A summary of option activity under the Plan during the six months period ended June 30, 2022 is as follows:

	June 30, 2022		December 31, 2021
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	15,054,597	0.27	7,978,725	0.17
Issued	-	-	8,178,972	0.37
Exercised	-	-	(500,000)	0.22
Cancelled / expired	(75,625)	1.20	(603,100)	0.31
Outstanding, end of year	14,978,972	0.27	15,054,597	0.27

There were no incentive stock options granted during the six months period ended June 30, 2022.

During the six months period ended June 30, 2021, the Company granted an aggregate total of 3,185,000 stock options to employees, directors and consultants with a maximum term of 5 years. All options vest immediately and are exercisable at $0.32 per share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the period ended June 30, 2021 amounted to $837,444 and was recorded as a share-based payment expense.

During the year ended December 31, 2021, the Company granted an aggregate total of 8,178,972 stock options to employees, directors and consultants with a maximum term of 5 years. All options vest immediately and are exercisable as to 3,185,000 options at $0.32 per share and 4,993,972 options at $0.40 per share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the year ended December 31, 2021 amounted to $2,530,706 and was recorded as a share-based payment expense. The weighted average fair value of options granted during the year ended December 31, 2021 is $0.31 per option.

The fair value of stock options granted and vested during the periods ended June 30, 2022 and 2021 was calculated using the following assumptions:

	June 30, 2022	June 30, 2021
Expected dividend yield	-	0%
Expected share price volatility	-	127.83%
Risk free interest rate	-	0.93%
Expected life of options	-	5 years

Details of options outstanding as at June 30, 2022 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)

5,800,000	5,800,000	February 24, 2025	0.16	1.03
1,200,000	1,200,000	August 19, 2025	0.09	0.25
2,985,000	2,985,000	February 25, 2026	0.32	0.73
4,993,972	4,993,972	October 25, 2026	0.40	1.44
14,978,972	14,978,972			3.45

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

d)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the six months period ended June 30, 2022, the Company transferred $61,676 (June 30, 2021 - $97,953) to deficit for expired options and transferred $138,662 (June 30, 2021 - $244,357) to common share capital for exercised warrants.

During the six months period ended June 30, 2022, the Company recorded $Nil of share-based payments to reserves (June 30, 2021 - $837,444).